Cash flow from operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flow from operations
Earnings/(loss) before interest and tax (EBIT/(LBIT))	R 61,417	R 16,619	R (111,926)
Adjusted for
share of (profits)/losses of equity accounted investments	(3,128)	(814)	347
equity-settled share-based payment	1,164	1,927	1,946
depreciation and amortisation	14,073	17,644	22,327
effect of remeasurement items	(9,903)	23,218	111,978
movement in long-term provisions
income statement charge	643	(3)	(2,208)
utilisation	(310)	(388)	(734)
movement in short-term provisions	(2,182)	2,839	39
movement in post-retirement benefits	443	880	733
translation effects	(886)	(5,047)	6,098
write-down of inventories to net realisable value	451	83	384
movement in financial assets and liabilities	2,760	(4,225)	3,990
movement in other receivables and payables	3,223	(240)	3,057
other non-cash movements	(91)	(225)	515
Cash flow from operations	R 67,674	R 52,268	R 36,546